Other reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of reserves within equity [line items]
Beginning balance	[1]	£ (169.9)	£ 962.4
Exchange adjustments on foreign currency net investments	[1]	23.6	(625.1)		£ 284.0
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(20.6)	(284.0)
Share cancellations	[1]	(281.2)	(47.7)
Recognition and remeasurement of financial instruments	[1]	76.9	23.7		(13.9)
Share purchases – close period commitments	[1],[2]	252.3	(252.3)
Ending balance		196.0	(169.9)	[1]	962.4	[1]
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		3.2	2.7		2.7
Share cancellations		3.2	0.5
Ending balance		6.4	3.2		2.7
Equity reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	(478.1)	(236.4)		(212.1)
Recognition and remeasurement of financial instruments	[1]	103.5	10.6		(24.3)
Share purchases – close period commitments	[1]	252.3	(252.3)
Ending balance	[1]	(122.3)	(478.1)		(236.4)
Revaluation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]				303.4
Accounting policy change (IFRS 9)	[3]				(303.4)
Translation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	305.0	1,196.1		1,025.1
Exchange adjustments on foreign currency net investments	[1]	27.5	(607.1)		275.0
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(20.6)	(284.0)
Accounting policy change (IFRS 9)	[3]				(104.0)
Ending balance	[1]	311.9	305.0		1,196.1
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	(169.9)	962.4		1,119.1
Exchange adjustments on foreign currency net investments	[1]	27.5	(607.1)		275.0
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(20.6)	(284.0)
Accounting policy change (IFRS 9)	[3]				(407.4)
Share cancellations	[1]	3.2	0.5
Recognition and remeasurement of financial instruments	[1],[4]	103.5	10.6		(24.3)
Share purchases – close period commitments	[1],[2],[4]	252.3	(252.3)
Ending balance	[1]	£ 196.0	£ (169.9)		£ 962.4

[1]	Figures have been restated as described in the accounting policies.
[2]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the year ended 31 December 2020.
[3]	Due to the adoption of IFRS 9, cumulative gains and losses on revaluation of available for sale investments have been transferred to retained earnings.
[4]	Other reserves are analysed in note 28.